Quarterly Results of Operations - Additional Information (Details) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended									12 Months Ended
	Mar. 31, 2020	Dec. 31, 2019	Sep. 30, 2019	Jun. 30, 2019	Mar. 31, 2019	Dec. 31, 2018	Sep. 30, 2018	Jun. 30, 2018	Mar. 31, 2018	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Quarterly Financial Data [Abstract]
Revenue	$ 58	$ 89	$ 46	$ 0	$ 278	$ 487	$ 2,362	$ 686	$ 193	$ 413	$ 3,729	$ 262
Loss from operations	(60,960)	(46,170)	(42,540)	(39,122)	(36,627)	(38,412)	(33,641)	(34,919)	(35,662)	(164,459)	(142,634)	(120,424)
Net loss	(61,933)	(45,326)	(41,409)	(37,390)	(35,304)	(40,616)	(32,834)	(34,080)	(35,037)	(159,429)	(142,568)	(120,587)
Basic and diluted net loss	$ (61,933)	$ (45,326)	$ (41,409)	$ (37,390)	$ (35,304)	$ (40,616)	$ (32,834)	$ (34,080)	$ (35,037)	$ (159,429)	$ (142,568)	$ (120,587)
Basic and diluted net loss per share (in dollars per share)	$ (1.15)	$ (0.99)	$ (0.96)	$ (0.86)	$ (0.85)	$ (1.12)	$ (0.91)	$ (0.94)	$ (0.97)	$ (3.67)	$ (3.94)	$ (4.01)